INTANGIBLE ASSETS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Intangible Assets 1	$ 0.8
Intangible Assets 2	0.8
Intangible Assets 3	$ 0.8